Related Party Transactions and Balances - Schedule of Transactions with Related Parties (Details)		Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Financing from related parties [Member] | Beijing Huarui Jingkai Real Estate Co., Ltd [Member]
Schedule of Transactions with Related Parties [Line Items]
Bank loans and other borrowings - current	[1]	¥ 311,401,631	$ 43,381,576
Accrual interest to related parties [Member] | Beijing Huarui Jingkai Real Estate Co., Ltd [Member]
Schedule of Transactions with Related Parties [Line Items]
Bank loans and other borrowings - current	[1]	7,592,750	1,057,751
Payment interest to related party [Member] | Beijing Huarui Jingkai Real Estate Co., Ltd [Member]
Schedule of Transactions with Related Parties [Line Items]
Bank loans and other borrowings - current	[1]	4,139,951	576,739
Financing from related parties one [Member] | Apex Prospect Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Bank loans and other borrowings - current	[2]	3,589,100	500,000
Accrual interest to related parties [Member] | Apex Prospect Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Bank loans and other borrowings - current	[2]	14,457	2,014
Related parties provide services to our company [Member] | HaiSong Zhiyuan (Beijing) Management Consulting Co., Ltd [Member]
Schedule of Transactions with Related Parties [Line Items]
Accrued expenses and other liabilities	[3]	1,815,682	252,944
Repayment to related party [Member] | HaiSong Zhiyuan (Beijing) Management Consulting Co., Ltd [Member]
Schedule of Transactions with Related Parties [Line Items]
Accrued expenses and other liabilities	[3]	1,129,968	157,417
Related parties provide services to our company [Member] | Beijing Yisheng Xingye Technology Co., Ltd.,[Member]
Schedule of Transactions with Related Parties [Line Items]
Accrued expenses and other liabilities	[4]	349,818	48,733
Repayment to related party [Member] | Beijing Yisheng Xingye Technology Co., Ltd.,[Member]
Schedule of Transactions with Related Parties [Line Items]
Accrued expenses and other liabilities	[4]	349,818	48,733
Purchase Property, plant and equipment from related parties [Member] | Beijing Yisheng Xingye Technology Co., Ltd.,[Member]
Schedule of Transactions with Related Parties [Line Items]
Accrued expenses and other liabilities	[4]	106,195	14,794
Repayment to related party [Member] | Beijing Yisheng Xingye Technology Co., Ltd.,[Member]
Schedule of Transactions with Related Parties [Line Items]
Accrued expenses and other liabilities	[4]	¥ 106,195	$ 14,794

[1]	In fiscal 2025, LakeShore Group borrowed RMB311.4 million with interest at 5.0% from Beijing Huarui Jingkai Real Estate Co., Ltd, which has accrued interest of RMB7.6 million. Lakeshore Group has paid RMB4.1 million. As of March 31, 2025, the balance of bank loans and other borrowings - current and accrued expenses and other liabilities were RMB311.4 million and RMB3.5 million.
[2]	In fiscal 2025, LakeShore Group borrowed RMB3.6 million with interest at 5.0% from Apex Prospect Limited, accrued interest RMB0.01 million. As of March 31, 2025, the balance of bank loans and other borrowings - current and accrued expenses and other liabilities were RMB3.6 million and RMB0.01 million.
[3]	In fiscal 2025, LakeShore Group purchased service RMB1.8 million from HaiSong Zhiyuan (Beijing) Management Consulting Co., Ltd. As of March 31, 2025, the balance of accrued expenses and other liabilities was RMB0.7 million.
[4]	In fiscal 2025, LakeShore Group purchased service and Property, plant and equipment RMB0.3 million and RMB0.1 million from Beijing Yisheng Xingye Technology Co., Ltd.,. As of March 31, 2025, LakeShore Group repaid it fully.